INVESTMENTS - Equity Accounting Method Investment Continuity (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures [line items]
Investments, beginning balance		$ 1,213
Equity pick-up (loss) from equity investees		(46)	$ (76)
Impairment charges (reversals) (note 10)		900	(212)
Investments, ending balance		1,234	1,213
Joint ventures
Disclosure of joint ventures [line items]
Investments, beginning balance		1,213	1,185
Equity pick-up (loss) from equity investees		(46)	76
Funds invested		(5)	12
Impairment charges (reversals) (note 10)		(30)
Funds invested			60
Investments, ending balance		1,234	1,213
Kabanga
Disclosure of joint ventures [line items]
Investments, beginning balance		30	30
Equity pick-up (loss) from equity investees		0	(1)
Funds invested		0	1
Impairment charges (reversals) (note 10)	$ 30	(30)
Funds invested			0
Investments, ending balance		0	30
Jabal Sayid
Disclosure of joint ventures [line items]
Investments, beginning balance		206	180
Equity pick-up (loss) from equity investees		(39)	26
Funds invested		0	0
Impairment charges (reversals) (note 10)		0
Funds invested			0
Investments, ending balance		245	206
Zaldívar
Disclosure of joint ventures [line items]
Investments, beginning balance		975	974
Equity pick-up (loss) from equity investees		(14)	61
Funds invested		0	0
Impairment charges (reversals) (note 10)		0
Funds invested			60
Investments, ending balance		989	975
GNX
Disclosure of joint ventures [line items]
Investments, beginning balance		2	1
Equity pick-up (loss) from equity investees		7	(10)
Funds invested		(5)	11
Impairment charges (reversals) (note 10)		0
Funds invested			0
Investments, ending balance		$ 0	$ 2